Net (Loss) Income Per Share (Details Textual) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	19,759,239	37,480,644	19,759,239	41,347,106	38,630,026	12,993,641
Optional Exchange Principal Amount [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	28,439,015		28,439,015		26,439,015